UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	July 26, 2000

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	77

Form 13F Information Table Value Total:	$238,154,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE
SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    com              002824100      389     8730 SH       SOLE                     8730
Amer Intl Group                com              026874107     5814    49484 SH       SOLE                    49484
American Express               com              025816109     4801    92100 SH       SOLE                    92100
Amgen Inc.                     com              031162100    28639   407676 SH       SOLE                   407676
Anheuser-Busch                 com              035229103      971    13000 SH       SOLE                    13000
Applied Materials Inc          com              038222105     1930    21300 SH       SOLE                    21300
BP Amoco PLC - Spons ADR       com              055622104      260     4604 SH       SOLE                     4604
Bank of America Corp (n/c 4/99 com              060505104      715    16633 SH       SOLE                    16633
Bank of New York Inc           com              064057102     1720    37000 SH       SOLE                    37000
BellSouth Corp                 com              079860102      230     5400 SH       SOLE                     5400
Biogen Inc                     com              090597105     4357    67550 SH       SOLE                    67550
Black & Decker Corp            com              091797100     5034   128050 SH       SOLE                   128050
Boeing                         com              097023105      722    17274 SH       SOLE                    17274
Bristol-Myers Squibb Co.       com              110122108      895    15370 SH       SOLE                    15370
Chevron Corp                   com              166751107      338     3988 SH       SOLE                     3988
Chubb Corp                     com              171232101      283     4600 SH       SOLE                     4600
Ciena Corp                     com              171779101    10173    61030 SH       SOLE                    61030
Cisco Systems, Inc.            com              17275R102     7151   112504 SH       SOLE                   112504
Citigroup Inc                  com              172967101     5607    93064 SH       SOLE                    93064
Coca Cola Co.                  com              191216100      913    15900 SH       SOLE                    15900
Comverse Technology Inc        com              205862402     3069    33000 SH       SOLE                    33000
EMC Corporation                com              268648102     9691   125960 SH       SOLE                   125960
El Paso Energy Corp            com              283905107     3506    68834 SH       SOLE                    68834
Exxon Mobil Corporation        com              30231g102      810    10316 SH       SOLE                    10316
Gap Inc.                       com              364760108      659    21100 SH       SOLE                    21100
General Electric               com              369604103     7085   133680 SH       SOLE                   133680
Grant Prideco Inc.             com              38821g101     1970    78784 SH       SOLE                    78784
Guidant Corporation (spinoff f com              401698105      376     7600 SH       SOLE                     7600
Halliburton Co                 com              406216101     4005    84867 SH       SOLE                    84867
Hewlett-Packard                com              428236103      206     1650 SH       SOLE                     1650
Home Depot                     com              437076102     4949    99100 SH       SOLE                    99100
Honeywell International Inc.   com              438516106     2647    78587 SH       SOLE                    78587
I. B. M.                       com              459200101     1417    12932 SH       SOLE                    12932
Intel Corp.                    com              458140100    10130    75775 SH       SOLE                    75775
Johnson & Johnson              com              478160104      752     7386 SH       SOLE                     7386
Kimberly Clark Corp.           com              494368103     5693    99217 SH       SOLE                    99217
Kroger Co.                     com              501044101     1620    73430 SH       SOLE                    73430
Lilly (Eli)                    com              532457108     6457    64650 SH       SOLE                    64650
Lucent Technologies Inc        com              549463107     3080    51982 SH       SOLE                    51982
Merck & Co.                    com              589331107     4710    61472 SH       SOLE                    61472
Microsoft                      com              594918104    11092   138648 SH       SOLE                   138648
Morgan Stanley Dean Witter & C com              24240V101     3592    43150 SH       SOLE                    43150
NASDAQ-100 Shares              com              631100104      727     7798 SH       SOLE                     7798
Nike Inc Class B               com              654106103     7676   192800 SH       SOLE                   192800
Nordstrom Inc                  com              655664100     4048   167800 SH       SOLE                   167800
Oracle Sys Corp.               com              68389X105      513     6100 SH       SOLE                     6100
Paccar Inc.                    com              693718108      241     6080 SH       SOLE                     6080
Pepsico Inc.                   com              713448108      211     4750 SH       SOLE                     4750
Pfizer                         com              717081103     5426   113050 SH       SOLE                   113050
Philip Morris                  com              718154107      308    11600 SH       SOLE                    11600
Potlatch Corp                  com              737628107      364    11000 SH       SOLE                    11000
Procter & Gamble               com              742718109      200     3500 SH       SOLE                     3500
Quaker Oats Co.                com              747402105      338     4500 SH       SOLE                     4500
Qwest Communications Intl (sym com              749121109     4052    81550 SH       SOLE                    81550
Reuters Group PLC - Spons ADR  com              76132m102      312     3120 SH       SOLE                     3120
Royal Dutch Petro-NY Shares (e com              780257804      265     4310 SH       SOLE                     4310
S&P 500 Depository Receipt     com              78462f103      777     5350 SH       SOLE                     5350
S&P Mid-Cap 400 Depository Rec com              595635103     3270    36850 SH       SOLE                    36850
Safeco Corp.                   com              786429100      416    20950 SH       SOLE                    20950
SmithKline Beecham PLC ADR rep com              832378301      261     4000 SH       SOLE                     4000
Spiegel Inc -Cl A              com              848457107     1208   142100 SH       SOLE                   142100
Starbucks Corporation          com              855244109     6478   169634 SH       SOLE                   169634
Sun Microsystems Inc.          com              866810104      211     2320 SH       SOLE                     2320
Telefonica de Espana           com              879382208      408     6364 SH       SOLE                     6364
Texas Instruments              com              882508104     2480    36100 SH       SOLE                    36100
Tiffany & Company              com              886547108     5790    85784 SH       SOLE                    85784
Varian Semiconductor Equipment com              922207105     4946    78750 SH       SOLE                    78750
Verizon Communications         com              92343v104      211     4151 SH       SOLE                     4151
Weatherford International Inc  com              947074100     3137    78784 SH       SOLE                    78784
Weyerhaeuser Co.               com              962166104      224     5200 SH       SOLE                     5200
Worldcom Inc (name changed 5/0 com              98157d106     5008   109162 SH       SOLE                   109162
Yahoo! Inc                     com              984332106      223     1800 SH       SOLE                     1800
American Re Capital Pfd 8.50%  prd              029162203      226     9500 SH       SOLE                     9500
Alliance Mortgage Secs Income  fdeq             018639104       86 10560.692SH       SOLE                10560.692
D Witter Select Eqty Utility S fdeq             24241x262       22 26085.000SH       SOLE                26085.000
Fidelity Spartan Market Index  fdeq             315912204      268 2677.225 SH       SOLE                 2677.225
Vanguard S&P 500 Index Fund    fdeq             922908108     9360 69775.197SH       SOLE                69775.197